SEGMENT REPORTING - Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Long-lived assets	$ 602	$ 620
China
SEGMENT REPORTING
Long-lived assets	528	565
Other
SEGMENT REPORTING
Long-lived assets	$ 74	$ 55